Future Minimum Rents	12 Months Ended
Dec. 31, 2014
Future Minimum Rents
Future Minimum Rents

6. Future Minimum Rents

At December 31, 2014, future minimum receipts from tenants on leases with non‑cancellable terms, including cancellable leases where the tenant is economically compelled to extend the lease term, for each of the next five years and thereafter are as follows:

2015	$2,415,603
2016	2,801,931
2017	2,797,169
2018	2,709,215
2019	2,595,764
Thereafter	24,675,671
Total	$37,995,353